Share-Based Compensation - PSU Rollforward (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation [Abstract]
PSUs outstanding, beginning	481,500	1,470,000
Grants	0	0
Exercises	(221,500)	(988,500)
Forfeitures	0	0
PSUs outstanding, ending	260,000	481,500
PSUs vested, ending	260,000	481,500
PSUs outstanding, Weighted Average Fair Value, beginning	$ 0.83	$ 0.77
PSUs grants, Weighted Average Fair Value	0	0
PSUs exercises, Weighted Average Fair Value	0.65	0.74
PSUs forfeitures, Weighted Average Fair Value	0	0
PSUs outstanding, Weighted Average Fair Value, ending	0.98	0.83
PSUs vested, Weighted Average Fair Value, ending	$ 0.98	$ 0.83